Derivative Instruments and Collections on Behalf of Third Parties - Schedule of Derivative Instruments and Collections (Details) - COP ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Schedule of Derivative Instruments and Collections [Line Items]
Collections on behalf of third parties	[1]	$ 59,029	$ 123,023
Derivative financial instruments	[2]	1,174	11,299
Derivative financial instruments designated as hedge instruments	[3]	278	5,488
Total derivative instruments and collections on behalf of third parties		$ 60,481	$ 139,810

[1]	Collections on behalf of third parties includes amounts received for services where Éxito Group acts as an agent, such as travel agency sales, and payments and banking services provided to customers. Include $11,973 (December 31, 2023 - $26,515) with third parties (Note 10.5).
[2]	As of December 31, 2024, it corresponds to the following transactions::
[3]	Derivative instruments designated as hedging instrument are related to forward. The fair value of these instruments is determined based on valuation models.